Note 7. Long-Term Notes Payable: Schedule of Long Term Notes Payable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Notes Payable, Noncurrent	$ 290,128	$ 137,500
Notes payable due related parties (Note 7)	202,628	115,000
Notes payable due others (Note 7)	87,500	$ 22,500
4 Year 8% secured note
Notes Payable, Noncurrent	47,500
4 Year 8% secured note | Related Parties
Notes Payable, Noncurrent	25,000
4 Year 8% secured note | Others
Notes Payable, Noncurrent	22,500
4 Year 14% secured note
Notes Payable, Noncurrent	90,000
4 Year 14% secured note | Related Parties
Notes Payable, Noncurrent	90,000
4 Year 14% secured note | Others
Notes Payable, Noncurrent	0
2 Year 12.5% secured note
Notes Payable, Noncurrent	15,000
2 Year 12.5% secured note | Related Parties
Notes Payable, Noncurrent	20,000
2 Year 12.5% secured note | Others
Notes Payable, Noncurrent	15,000
2 Year 12.5% secured note | President
Notes Payable, Noncurrent	20,000
2 Year 4% 15% Secured Note | Related Parties
Notes Payable, Noncurrent	67,628
2 Year 4% 15% Secured Note | Board of Directors Chairman
Notes Payable, Noncurrent	67,628
4 Year 0% secured note | Others
Notes Payable, Noncurrent	50,000
4 Year 0% secured note | President
Notes Payable, Noncurrent	$ 50,000